UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Steven I. Koszalka

The American Funds Tax-Exempt Series II

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

The Tax-Exempt Fund
of California®

Semi-annual report for the six months ended February 28, 2013

The Tax-Exempt Fund of California seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	3.61%	5.74%	4.48%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated November 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We welcome the opportunity to report to you on the first six months of The Tax-Exempt Fund of California’s fiscal year. With the overall bond market little changed during the period, municipal bonds proved resilient and the fund produced a positive total return.

For the six months ended February 28, 2013, the fund gained 3.3%, with all distributions reinvested. By way of comparison, the Barclays California Municipal Index, a measure of the state’s investment grade (rated BBB and above) marketplace, returned 2.7%, while the fund’s peer group, as represented by the Lipper California Municipal Debt Funds Average, rose 3.0%. The market index is unmanaged and does not reflect expenses or fees.

The fund produced a steady stream of tax-free income for its investors, with regular dividends totaling nearly 32 cents a share for the six-month period. Shareholders who reinvested their dividends saw an income return of 1.83% (3.66% annualized), equivalent to a 3.25% income return (6.50% annualized) from a taxable investment for those in the top 43.65% effective combined federal and California tax bracket. Those who took dividends in cash saw a similar income return.

Results at a glance

For periods ended February 28, 2013, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 10/28/86)
The Tax-Exempt Fund of California (Class A shares)	3.27%	7.50%	7.13%	4.89%	5.97%
Lipper California Municipal Debt Funds Average	3.00	7.28	6.78	4.61	5.94
Barclays California Municipal Index*	2.68	6.01	7.10	5.27	—	†

*	The Barclays California Municipal Index is unmanaged and, therefore, has no expenses.
†	The Barclays California Municipal Index did not exist at the time of the fund’s inception.

The Tax-Exempt Fund of California	1

Market review

The municipal bond market nationwide remained strong for much of the first half of the fund’s fiscal year, except toward the end of 2012, when concerns about potential tax changes and the debt ceiling debate in Washington prompted a modest selloff.

Likewise, there were — and are — concerns about higher issuance, both nationally and in California. Decreased federal funding to state governments may produce more municipal bond issuance, which would increase supply and potentially drive prices lower. While these concerns have yet to weigh on the market heavily, they likely will be part of the conversation in the next half of the year.

California’s economy improved over the period, with the state announcing increased income and sales taxes. That may have added support to the state municipal market, as some investors expect the state and many municipalities to enjoy more solid fiscal footing, and perhaps improved credit ratings, going forward. We believe, should the economy continue improving, the state will indeed see higher revenues, helped by the income and sales tax increases approved by voters last November.

The state and some municipalities may take advantage of an increase in revenues to issue more bonds in the coming months. While this may serve to jump-start delayed programs and salvage other initiatives, an increase in supply in the state market could send bond prices lower. We continue to watch the markets closely to see how investors react to any new issuance.

Finally, the decrease in bond prices in other areas of the fixed-income market, especially Treasuries, remains a concern. Broadly, investors sought out riskier asset classes, particularly equities, over the past six months, often at the expense of fixed income. Should the overall bond market slide lower, municipal bond prices may do so as well.

The fund’s response

The fund’s portfolio remains heavily invested in revenue bonds, such as those issued by water and sewer facilities, electric utilities and airports. The fund also has significant holdings in bonds issued by health-care and educational institutions. State and local general obligation bonds remain a small part of the overall portfolio. The fund also holds a small amount of bonds rated below investment grade (BB and below).

Currently, the fund is positioned defensively, with the portfolio counselors beginning to opt for shorter duration bonds and building up cash reserves. Should municipal bond prices fall — due to an improving economy and/or increased supply — the fund may be well positioned to take advantage of the resulting higher yields.

2	The Tax-Exempt Fund of California

Going forward

We believe the overall national economy will continue to improve through the short- to medium-term, and California’s economy with it. The resulting increase in revenues, along with the potential for the loss of federal funding, may result in a supply increase. The combination of the two could result in lower bond prices going forward. We have worked hard to try to position the fund with this in mind.

As always, our investment decisions are informed by our in-depth research into individual municipal bond issuers, along with greater market forces. We continue to invest for the long term, seeking to take advantage of market movements only in as much as they align with our investment philosophies and long-term outlook.

We would note that while we are pleased with the fund’s return for the period, such outsized returns are not typical of the municipal market over longer periods. Our primary goal continues to be providing our investors with tax-free income, while minimizing volatility to the greatest extent possible.

We thank you for your continued support, and look forward to reporting to you again in six months.

Cordially,

Neil L. Langberg
President

April 17, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.07%. (For investors in the 43.65% tax bracket, this is equivalent to a taxable yield of 3.67%.) The fund’s 12-month distribution rate for Class A shares as of that date was 3.50%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Tax-Exempt Fund of California	3

Tax-exempt yields vs. taxable yields

Find your estimated 2012 taxable income below to determine your combined federal and California tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.51% tax-exempt distribution rate† at February 28, 2013. For example, investors with a taxable income of $150,000 would need a taxable distribution rate of 5.38% to match the fund’s distribution rate.

						... then your	The fund’s tax-exempt
						combined federal	distibution rate of
If your taxable income is ...						and California	3.51% is equivalent
Single			Joint			tax rate is ...	to a taxable rate of ...
$0	–	7,455	$0	–	14,910	10.90%	3.94%
7,456	–	8,700	14,911	–	17,400	11.80	3.98
8,701	–	17,676	17,401	–	35,352	16.70	4.21
17,677	–	27,897	35,353	–	55,794	18.40	4.30
27,898	–	35,350	55,795	–	70,700	20.10	4.39
35,351	–	38,726	70,701	–	77,452	29.50	4.98
38,727	–	48,942	77,453	–	97,884	31.00	5.09
48,943	–	85,650	97,885	–	142,700	31.98	5.16
85,651	–	178,650	142,701	–	217,450	34.70	5.38
178,651	–	250,000	217,451	–	388,350	39.23	5.78
250,001	–	300,000		—		39.90	5.84
300,001	–	388,350		—		40.57	5.91
	—		388,351	–	500,000	41.05	5.95
	—		500,001	–	600,000	41.70	6.02
388,351	–	500,000	600,001	–	1,000,000	42.35	6.09
500,001	–	1,000,000		—		43.00	6.16
Over 1,000,000			Over 1,000,000			43.65	6.23

*	Based on 2012 federal and California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of February 28, 2013.

4	The Tax-Exempt Fund of California

Summary investment portfolio February 28, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*		Percent of net assets
	*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds & notes — 95.44%	Principal amount (000)	Value (000)	Percent of net assets
California — 92.00%

State issuers — 37.52%
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	$7,000	$7,286	.44%
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,487	.39
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,615	6,367	.39
Various Purpose G.O. Bonds, 5.00% 2041	1,000	1,122
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,395
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,994
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,462	1.77
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,448
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,276
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,391
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,849	.42
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	10,725	10,056	.61

The Tax-Exempt Fund of California	5

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	$6,090	$6,812	.41%
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	2,250	2,483
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	16,018	1.13
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,538	.34
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,683	.35
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,409	.57
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	16,645
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,351	1.30
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,356
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,795	.35
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[1]	8,550	10,233	.62
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,424
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,203
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,260
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,850	1.24
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,174
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,436
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,933
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,559
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,112	.41
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	8,000	8,296	.51

6	The Tax-Exempt Fund of California

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	$4,960	$5,825
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2023	5,000	5,888	.71%
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[1]	9,500	9,960	.61
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,930	.42
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	13,860	15,657	.95
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	6,039	.37
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036	6,500	6,557	.40
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,841
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,167
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,392
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,829	1.19
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,078
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,116
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,051
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,592
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2026	1,500	1,834
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.864% 2037[2]	5,000	3,991	1.07
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.935% 2043[2]	8,000	6,185

The Tax-Exempt Fund of California	7

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
State issuers (continued)
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2021	$5,000	$6,368	.39%
Other securities		330,904	20.16
		615,907	37.52
City & county issuers — 54.48%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	5,000	6,058	.37
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,681	.53
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	7,050	.43
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,704	.35
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,874	.42
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,739	.35
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,331
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,154
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	3,000	3,355
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,850	1.06
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,571
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,223
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,912	.36
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,637	.34
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.738% 2035[2]	13,500	12,627	.77
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	10,000	10,905	.66
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,237	.81

8	The Tax-Exempt Fund of California

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	$5,000	$6,041	..37%
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,592
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	4,209
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	7,000	8,010
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	5,000	5,544	1.62
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	2,949
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,134
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,121
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,627	..34
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,178
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,522	.90
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,732	.35
Other securities		729,710	44.45
		894,277	54.48

Puerto Rico — 1.64%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	8,002	.49
Other securities		18,877	1.15
		26,879	1.64

Other U.S. territories — 1.80%
Other securities		29,625	1.80

Total bonds & notes (cost: $1,445,799,000)		1,566,688	95.44

The Tax-Exempt Fund of California	9

Short-term securities — 3.62%	Principal amount (000)	Value (000)	Percent of net assets
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-C, JPMorgan Chase LOC, 0.07% 2026[2]	$4,800	$4,800
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-E, JPMorgan Chase LOC, 0.08% 2026[2]	1,300	1,300
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.08% 2026[2]	8,900	8,900	2.07%
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.12% 2026[2]	18,900	18,900
Other securities		25,464	1.55

Total short-term securities (cost: $59,364,000)		59,364	3.62

Total investment securities (cost: $1,505,163,000)		1,626,052	99.06
Other assets less liabilities		15,415	.94

Net assets		$1,641,467	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $23,541,000, which represented 1.43% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

10	The Tax-Exempt Fund of California

Financial statements

Statement of assets and liabilities at February 28, 2013		unaudited
	(dollars in thousands)

Assets:
Investment securities, at value (cost: $1,505,163)		$1,626,052
Cash		5
Receivables for:
Sales of investments	$6,568
Sales of fund’s shares	1,648
Interest	21,052	29,268
		1,655,325
Liabilities:
Payables for:
Purchases of investments	8,212
Repurchases of fund’s shares	3,466
Dividends on fund’s shares	835
Investment advisory services	414
Services provided by related parties	708
Trustees’ deferred compensation	111
Other	112	13,858
Net assets at February 28, 2013		$1,641,467

Net assets consist of:
Capital paid in on shares of beneficial interest		$1,560,447
Undistributed net investment income		861
Accumulated net realized loss		(40,730)
Net unrealized appreciation		120,889
Net assets at February 28, 2013		$1,641,467

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (92,250 total shares outstanding)
		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$1,368,333	76,900	$17.79
Class B	4,353	245	17.79
Class C	98,560	5,539	17.79
Class F-1	77,137	4,335	17.79
Class F-2	93,084	5,231	17.79

See Notes to Financial Statements

The Tax-Exempt Fund of California	11

Statement of operations for the six months ended February 28, 2013		unaudited
	(dollars in thousands)

Investment income:
Income:
Interest		$34,581
Fees and expenses*:
Investment advisory services	$2,591
Distribution services	2,297
Transfer agent services	280
Administrative services	133
Reports to shareholders	19
Registration statement and prospectus	73
Trustees’ compensation	18
Auditing and legal	10
Custodian	2
Federal and state income taxes	15
Other	137	5,575
Net investment income		29,006

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		5,809
Net unrealized appreciation on investments		17,442
Net realized gain and unrealized appreciation on investments		23,251
Net increase in net assets resulting from operations		$52,257

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	The Tax-Exempt Fund of California

Statements of changes in net assets
		(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2013*	2012
Operations:
Net investment income	$29,006	$57,947
Net realized gain on investments	5,809	2,731
Net unrealized appreciation on investments	17,442	105,471
Net increase in net assets resulting from operations	52,257	166,149

Dividends paid or accrued to shareholders from net investment income	(28,874)	(57,712)

Net capital share transactions	21,940	48,701

Total increase in net assets	45,323	157,138

Net assets:
Beginning of period	1,596,144	1,439,006
End of period (including undistributed net investment income: $861 and $729, respectively)	$1,641,467	$1,596,144

*Unaudited.

See Notes to Financial Statements

The Tax-Exempt Fund of California	13

Notes to financial statements	unaudited

1. Organization

The American Funds Tax-Exempt Series II (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the “fund”). The fund seeks a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital.

On December 5, 2012, the board of trustees approved a change in the fund’s fiscal year-end from August 31 to July 31.

The fund has five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could

14	The Tax-Exempt Fund of California

differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash

The Tax-Exempt Fund of California	15

flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation

16	The Tax-Exempt Fund of California

guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2013, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

The Tax-Exempt Fund of California	17

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

18	The Tax-Exempt Fund of California

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended February 28, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed tax-exempt income		$881
Capital loss carryforward*:
Expiring 2017	$(16,145)
Expiring 2018	(30,345)	(46,490)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The Tax-Exempt Fund of California	19

As of February 28, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$129,834
Gross unrealized depreciation on investment securities	(8,151)
Net unrealized appreciation on investment securities	121,683
Cost of investment securities	1,504,369

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	February 28, 2013	August 31, 2012
Class A	$24,427	$49,306
Class B	67	185
Class C	1,406	2,959
Class F-1	1,393	2,963
Class F-2	1,581	2,299
Total	$28,874	$57,712

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund’s monthly gross income and 2.50% on such income in excess of $3,333,333. For the six months ended February 28, 2013, the investment advisory services fee was $2,591,000, which was equivalent to an annualized rate of 0.321% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

20	The Tax-Exempt Fund of California

Distribution services — The fund has plans of distribution for all share classes, except Class F-2 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2013, unreimbursed expenses subject to reimbursement totaled $540,000 for Class A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C and F shares pay an annual fee of 0.05% of their respective average daily net assets.

The Tax-Exempt Fund of California	21

Class-specific expenses under the agreements described on the previous page for the six months ended February 28, 2013, were as follows (dollars in thousands):

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$1,680	$158	$67
Class B	23	1	Not applicable
Class C	494	12	25
Class F-1	100	59	20
Class F-2	Not applicable	50	21
Total class-specific expenses	$2,297	$280	$133

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $18,000, shown on the accompanying financial statements, includes $8,000 in current fees (either paid in cash or deferred) and a net increase of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

22	The Tax-Exempt Fund of California

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments				Net increase
	Sales*		of dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2013

Class A	$119,827	6,754	$20,734	1,169	$(126,120)	(7,109)	$14,441	814
Class B	135	8	64	4	(897)	(51)	(698)	(39)
Class C	8,852	499	1,257	71	(13,656)	(771)	(3,547)	(201)
Class F-1	10,974	620	1,324	75	(18,496)	(1,039)	(6,198)	(344)
Class F-2	31,704	1,781	1,300	73	(15,062)	(846)	17,942	1,008
Total net increase (decrease)	$171,492	9,662	$24,679	1,392	$(174,231)	(9,816)	$21,940	1,238

Year ended August 31, 2012

Class A	$182,575	10,756	$41,258	2,425	$(198,977)	(11,739)	$24,856	1,442
Class B	671	40	172	10	(3,225)	(191)	(2,382)	(141)
Class C	18,778	1,108	2,526	149	(18,309)	(1,080)	2,995	177
Class F-1	18,220	1,071	2,836	166	(26,762)	(1,588)	(5,706)	(351)
Class F-2	36,372	2,135	1,813	106	(9,247)	(544)	28,938	1,697
Total net increase (decrease)	$256,616	15,110	$48,605	2,856	$(256,520)	(15,142)	$48,701	2,824

* Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $116,886,000 and $99,910,000, respectively, during the six months ended February 28, 2013.

The Tax-Exempt Fund of California	23

Financial highlights

			Income from investment operations[1]
				Net
		Net asset		gains (losses)
		value,	Net	on securities	Total from
		beginning	investment	(both realized	investment
		of period	income	and unrealized)	operations
Class A:	Six months ended 2/28/2013[4,5]	$17.54	$.32	$.25	$.57
	Year ended 8/31/2012	16.32	.66	1.22	1.88
	Year ended 8/31/2011	16.63	.65	(.31)	.34
	Year ended 8/31/2010	15.31	.64	1.32	1.96
	Year ended 8/31/2009	15.79	.67	(.48)	.19
	Year ended 8/31/2008	16.26	.66	(.47)	.19
Class B:	Six months ended 2/28/2013[4,5]	17.54	.25	.25	.50
	Year ended 8/31/2012	16.32	.53	1.22	1.75
	Year ended 8/31/2011	16.63	.53	(.31)	.22
	Year ended 8/31/2010	15.31	.52	1.32	1.84
	Year ended 8/31/2009	15.79	.56	(.48)	.08
	Year ended 8/31/2008	16.26	.54	(.47)	.07
Class C:	Six months ended 2/28/2013[4,5]	17.54	.25	.25	.50
	Year ended 8/31/2012	16.32	.52	1.22	1.74
	Year ended 8/31/2011	16.63	.52	(.31)	.21
	Year ended 8/31/2010	15.31	.51	1.32	1.83
	Year ended 8/31/2009	15.79	.55	(.48)	.07
	Year ended 8/31/2008	16.26	.54	(.47)	.07
Class F-1:	Six months ended 2/28/2013[4,5]	17.54	.30	.25	.55
	Year ended 8/31/2012	16.32	.64	1.22	1.86
	Year ended 8/31/2011	16.63	.64	(.31)	.33
	Year ended 8/31/2010	15.31	.63	1.32	1.95
	Year ended 8/31/2009	15.79	.65	(.48)	.17
	Year ended 8/31/2008	16.26	.65	(.47)	.18
Class F-2:	Six months ended 2/28/2013[4,5]	17.54	.33	.25	.58
	Year ended 8/31/2012	16.32	.68	1.22	1.90
	Year ended 8/31/2011	16.63	.67	(.31)	.36
	Year ended 8/31/2010	15.31	.67	1.32	1.99
	Year ended 8/31/2009	15.79	.69	(.48)	.21
	Period from 8/22/2008 to 8/31/2008[4]	15.79	.02	— [7]	.02

	Six months ended	Year ended August 31
	February 28, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	6%	15%	10%	18%	17%	16%

24	The Tax-Exempt Fund of California

					Ratio of		Ratio of		Ratio
Dividends			Net assets,		expenses		expenses		of net
(from net	Net asset		end of		to average		to average		income to
investment	value, end	Total	period		net assets		net assets		average
income)	of period	return[2,3]	(in millions)		before waivers		after waivers[3]		net assets[3]
$(.32)	$17.79	3.27%	$1,368		.64%[6]		.64%[6]		3.65%[6]
(.66)	17.54	11.70	1,334		.63		.63		3.89
(.65)	16.32	2.24	1,218		.64		.64		4.08
(.64)	16.63	13.07	1,442		.62		.62		4.04
(.67)	15.31	1.49	1,311		.63		.62		4.59
(.66)	15.79	1.22	1,493		.61		.58		4.16
(.25)	17.79	2.89	4		1.38	[6]	1.38	[6]	2.91	[6]
(.53)	17.54	10.89	5		1.37		1.37		3.17
(.53)	16.32	1.48	7		1.39		1.39		3.33
(.52)	16.63	12.22	11		1.37		1.37		3.31
(.56)	15.31	.73	16		1.39		1.37		3.85
(.54)	15.79	.46	21		1.36		1.33		3.41
(.25)	17.79	2.86	99		1.43	[6]	1.43	[6]	2.86	[6]
(.52)	17.54	10.83	101		1.42		1.42		3.10
(.52)	16.32	1.42	91		1.44		1.44		3.28
(.51)	16.63	12.17	116		1.42		1.42		3.24
(.55)	15.31	.68	105		1.43		1.42		3.79
(.54)	15.79	.41	118		1.41		1.38		3.36
(.30)	17.79	3.18	77		.80	[6]	.80	[6]	3.49	[6]
(.64)	17.54	11.59	82		.73		.73		3.79
(.64)	16.32	2.13	82		.74		.74		3.98
(.63)	16.63	12.97	108		.70		.70		3.97
(.65)	15.31	1.41	113		.71		.70		4.52
(.65)	15.79	1.14	192		.69		.65		4.08
(.33)	17.79	3.32	93		.53	[6]	.53	[6]	3.77	[6]
(.68)	17.54	11.87	74		.48		.48		4.02
(.67)	16.32	2.38	41		.50		.50		4.22
(.67)	16.63	13.27	46		.43		.43		4.27
(.69)	15.31	1.67	99		.45		.45		4.61
(.02)	15.79	.09	—	[8]	.01		.01		.10

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than $1 million.

See Notes to Financial Statements

The Tax-Exempt Fund of California	25

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2012, through February 28, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

26	The Tax-Exempt Fund of California

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2012	Ending account value 2/28/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,032.66	$3.23	.64%
Class A — assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B — actual return	1,000.00	1,028.87	6.94	1.38
Class B — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C — actual return	1,000.00	1,028.60	7.19	1.43
Class C — assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F-1 — actual return	1,000.00	1,031.80	4.03	.80
Class F-1 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class F-2 — actual return	1,000.00	1,033.24	2.67	.53
Class F-2 — assumed 5% return	1,000.00	1,022.17	2.66	.53

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Tax-Exempt Fund of California	27

Other share class results	unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013

(the most recent calendar quarter-end):

	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	1.82%	5.45%	4.25%
Not reflecting CDSC	6.82	5.77	4.25
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	5.78	5.72	4.02
Not reflecting CDSC	6.78	5.72	4.02
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	7.46	6.45	4.77
Class F-2 shares[3] — first sold 8/22/08
Not reflecting annual asset-based fee charged by sponsoring firm	7.75	—	6.93

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

28	The Tax-Exempt Fund of California

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2013, portfolio of The Tax-Exempt Fund of California’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Tax-Exempt Fund of California files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for rolling periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
Smallcap World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of California®
Investment portfolio

February 28, 2013

unaudited

Bonds & notes — 95.44%	Principal amount (000)	Value (000)

CALIFORNIA — 92.00%
STATE ISSUERS — 37.52%
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2042	$2,000	$2,273
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,612
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,014
Del Mar Race Track Auth., Rev. Ref. Bonds, Series 2005, 5.00% 2014	500	522
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	2,000	2,258
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	1,510	1,866
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	3,250	3,994
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,159
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,099
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	1,073
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,330
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	2,500	2,597
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	5,249
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,894
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	1,039
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	730	790
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	1,000	1,038
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,916
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,383
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	7,000	7,286
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,487
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,489
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	5,615	6,367
Educational Facs. Auth., Rev. Ref. Bonds (Pomona College), Series 2009-A, 5.00% 2024	1,000	1,170
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	4,185
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	1,470	1,518
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025	4,000	4,726
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030	1,000	1,176
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,855
Various Purpose G.O. Bonds, 5.00% 2041	1,000	1,122
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,395
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,994
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,462
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,448
Various Purpose G.O. Bonds, 6.50% 2033	5,000	6,276
Various Purpose G.O. Ref. Bonds, 5.25% 2030	2,000	2,391
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019 (preref. 2013)	2,520	2,607
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	6,849
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	4,089
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	5,000	5,104
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	4,625	4,698
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,051
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-A-1, 5.75% 2047	10,725	10,056
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2040	2,500	2,855
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	4,009
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,803
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,239
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	990	1,109
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,812
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2009, 5.00% 2039	2,250	2,483
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	16,018
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,242
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	4,674
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital — San Diego), Series 2011, 5.25% 2041	5,000	5,538
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,368
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,344
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,203
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,519
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,151
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	2,945	3,576
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	55	71
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,683
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,409
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	15,000	16,645
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,351
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,356
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2015	1,000	1,061
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,038
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2027	1,000	1,082
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2037	1,500	1,583
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	3,078
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	4,005
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,855
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	1,023
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,652
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,438
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,502
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	5,795
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,306
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,500	1,462
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,645
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2043[1]	1,750	1,805
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[1]	1,500	1,543
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,023
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,836
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2028	1,000	1,068
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,420	1,497
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,258
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	5,000	5,149
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[1]	8,550	10,233
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,148
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,667
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	5,202
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,275
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	1,986
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,712
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,152
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.836% 2019[2]	5,000	4,686
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.00% 2019	2,000	2,424
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,203
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,260
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,850
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,174
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,436
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,933
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project),
Series 2009-A, 5.00% 2022	4,000	4,601
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	5,000	5,559
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,112
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	1,000	1,055
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project),
Series 2012 Plant Bonds, AMT, 5.00% 2045	8,000	8,296
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	760	839
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,014
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Monterey County
(Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	3,000	3,680
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac.
and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,093
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,101
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,121
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	2,275	2,544
Public Works Board, Lease Rev. Ref. Bonds (Trustees of the California State University,
Various California University Projects), Series 2006-A, FGIC-National insured, 5.00% 2016	1,000	1,149
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2024	2,500	2,910
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2009-E, 5.00% 2034	1,500	1,656
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023	1,890	2,441
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13,
San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,119
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,466
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	2,185	2,292
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,340
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,452
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,694
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	4,946
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	1,045	1,067
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	2,585	2,397
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	4,500	5,229
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,923
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,540
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	2,000	2,345
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.25% 2028	2,500	3,020
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project),
Series 2008-B, 6.00% 2027	3,200	3,874
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2008-A, 5.00% 2022	4,960	5,825
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2023	5,000	5,888
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	3,145	3,155
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[1]	9,500	9,960
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
Series 2005-A, 5.00% 2017	1,000	1,081
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
Series 2005-A, 5.00% 2020	2,000	2,143
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services),
Series 2003-A, 6.00% 2016 (preref. 2013)	2,000	2,011
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services),
Series 2003-A, 6.00% 2023 (preref. 2013)	3,000	3,016
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	2,029
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	1,000	1,004
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,500	1,623
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	2,000	2,130
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	3,110	3,315
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,184
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	6,930
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	5,042
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	13,860	15,657
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	3,190
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,802
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,904
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,167
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,287
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	6,039
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	3,000	3,216
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	1,500	1,610
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,215
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	3,000	3,213
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	783
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,283
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	2,045	2,171
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	1,000	1,090
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	4,500	5,068
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	2,038
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	6,500	6,557
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,000	2,301
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.50% 2026	3,500	3,841
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	4,750	5,167
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,392
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,829
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,078
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,116
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,051
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	2,475	2,957
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,355
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,228
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,592
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2026	1,500	1,834
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 0.864% 2037[2]	5,000	3,991
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds,
Series 2007-C-2, National insured, 0.935% 2043[2]	8,000	6,185
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-H, 5.00% 2021	2,500	3,000
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-K, 5.00% 2018	1,000	1,209
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2022	1,400	1,729
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2021	5,000	6,368
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,406
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	2,367
		615,907

CITY & COUNTY ISSUERS — 54.48%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	2,080
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	5,000	6,058
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,250	3,597
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,484
Anaheim Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027	3,500	4,188
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, National insured, 5.00% 2023	1,000	1,156
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	8,681
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,415	1,442
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	3,476
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	6,000	7,050
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 4.00% 2016	3,000	3,014
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	2,000	2,310
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.125% 2040	3,000	3,409
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,704
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	675	680
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,000	1,093
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,615	2,784
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,450	3,531
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,635	2,658
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,100	1,176
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2011, 6.125% 2041	3,000	3,493
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2012-A, 5.00% 2032	1,000	1,098
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2012-A, 5.00% 2047	2,000	2,150
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2012-B, 5.00% 2019	545	634
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2012-B, 5.00% 2021	265	309
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2012-C-3, 2.15% 2019	2,000	2,008
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.25% 2039	4,000	4,751
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2011-A, 6.00% 2030	1,000	1,234
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,772
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	2,205	2,229
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-F, 5.00% 2022 (preref. 2016)	2,000	2,280
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039	2,000	2,248
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047	6,000	6,874
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	2,000	2,277
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044	1,670	1,933
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 5.00% 2026	500	518
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,614
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	1,099
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Ref. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	4,219
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	725	725
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	1,115	1,146
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	1,210
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2016	2,120	2,283
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera), Special Tax Ref. Bonds,
Series 2005, FGIC-National insured, 5.00% 2023	2,000	2,076
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.25% 2032	1,350	1,353
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,300	1,385
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	869
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	898
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	927
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	955
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	3,675	2,643
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	950	959
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,340	1,347
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 5.00% 2038	1,000	1,137
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,647
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	1,109
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	2,560	2,830
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,671
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	4,039
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,961
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	2,000	2,188
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	1,000	1,047
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,658
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.),
Series 2007-B, National insured, 5.00% 2017	5,000	5,739
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	966
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	315	289
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	2,342
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,767
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,701
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,828
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	3,197
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds (Alameda and Contra Costa Counties),
Series 2011-A-1, 0.46% 2025 (put 2014)[2]	1,865	1,865
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 5.00% 2024	1,500	1,709
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
2012 Special Tax Rev. Ref. Bonds, 5.00% 2025	2,585	2,916
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	2,535	2,567
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2028	1,000	1,036
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	1,121
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,645
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	1,017
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	3,946
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,152
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	3,039
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	3,875	4,228
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election,
Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,833
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	4,012
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,554
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	2,053
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	4,200	4,293
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	1,178
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,637
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,903
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,669
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	1,031
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	3,091
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,775	1,825
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.50% 2022	1,000	1,035
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2023	750	777
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.75% 2024	500	518
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	400	414
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2020	1,000	1,129
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2018	750	847
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	5,220	5,279
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	2,556
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	1,049
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	1,240
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	2,450	2,518
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, National insured, 5.25% 2018	1,935	2,081
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	3,726
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	932
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,641
City of Loma Linda, Hospital Rev. Ref. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	3,093
City of Long Beach, Fncg. Auth. Rev. Ref. Bonds, Series 1992, AMBAC insured, 6.00% 2017	565	597
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,421
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC-National insured, 5.00% 2014	1,500	1,582
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,420
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,484
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,178
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,172
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,172
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 5.00% 2026	3,575	4,376
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,331
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,154
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, National insured, 5.00% 2017	3,000	3,355
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,850
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,571
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,223
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	930	1,117
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,338
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,727
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	2,109
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,817
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,735
City of Los Angeles, Dept. of Water and Power, Water System Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	2,000	2,266
City of Los Angeles, Dept. of Water and Power, Water System Rev. Ref. Bonds, Series 2012-C, 5.00% 2024	2,000	2,488
City of Los Angeles, Solid Waste Resources Rev. Ref. Bonds, Series 2009-B, 5.00% 2020	2,500	3,025
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,000	2,422
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	4,500	5,279
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2010-A, 5.00% 2032	1,000	1,160
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,000	1,280
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2012-B, 5.00% 2029	2,000	2,392
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,097
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,567
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,724
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	3,496
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,124
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-D, 5.00% 2035	2,000	2,276
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	5,912
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2009-A, 5.25% 2029	2,000	2,318
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	2,000	2,323
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2016	1,780	2,005
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2018	1,400	1,555
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2022	2,610	2,890
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2024	2,920	3,222
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	2,000	2,283
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,669
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	465	493
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	1,000	1,211
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,435
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-D, 5.00% 2017	1,920	2,277
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-E, 5.00% 2026	2,000	2,336
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC-National insured, 5.00% 2020	1,000	1,113
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds (Senior Ad Valorem Obligation Bonds),
Series 2011-A, 5.00% 2023	1,350	1,665
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2016 (preref. 2013)	1,000	1,018
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	535	545
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, National insured, 5.375% 2017 (preref. 2013)	465	473
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	2,248
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds, Series 2007-B-1, FGIC-National insured, 5.00% 2023	3,810	4,007
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds,
Series 2007-B-1, FGIC-National insured, 5.00% 2023 (preref. 2014)	155	165
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,328
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,572
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,960
Manhattan Beach Unified School Dist. (Los Angeles County), G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,500	2,427
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, 2008 Authorization, Series A, 5.00% 2034	2,000	2,324
Metropolitan Water Dist. of Southern California, Waterworks Rev. Ref. Bonds, Series 2012-B-2, 0.46% 2027 (put 2015)[2]	5,000	5,000
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,094
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,000	1,217
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	4,370	4,436
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.20% 2036	2,350	2,390
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,162
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,136
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds,
Issue of 2006, AMBAC insured, 4.875% 2033	3,705	3,719
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds,
Series 2000, Assured Guaranty Municipal insured, 0% 2015	2,300	2,251
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,768
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,121
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,256
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	3,000	3,467
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2033	2,000	2,243
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2024	4,000	4,955
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2026	2,500	3,046
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.125% 2018	1,180	1,193
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,509
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	1,007
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	2,125	2,138
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	1,005
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	4,969
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	875	895
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	970	989
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026	3,000	3,403
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	4,036
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,454
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 5.00% 2024	820	958
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements),
Series 2013, 5.00% 2025	1,725	2,001
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,360
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,550
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,611
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,985	2,009
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	3,000	2,751
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	1,995	1,689
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	2,340	2,423
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	2,750	2,782
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	1,037
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	1,077
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.25% 2036	2,090	2,115
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2033	1,000	1,080
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2036	600	642
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	1,000	1,111
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.125% 2028	2,320	2,404
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2031	2,285	2,368
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	1,022
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	1,011
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,547
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	662
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,599
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	542
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2029	2,000	1,003
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	3,157
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	1,022
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	2,033
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,255	2,363
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	3,005
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	770	782
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	820	830
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,117
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,637
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	3,469
County of Sacramento, Airport System Rev. Bonds,
Series 2008-B, AMT, Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,284
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,168
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	472
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2020	995	1,224
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project),
Series 2009, 5.25% 2021	900	1,117
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,495
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,983
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,736
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC-National insured, 0.738% 2035[2]	13,500	12,627
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and
41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.758% 2034[2]	5,000	4,603
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	10,000	10,905
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	1,000	1,104
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	3,000	3,296
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,327
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,461
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,815
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	1,995
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	5,069
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,237
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	3,237
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,213
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	1,500	1,721
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,311
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,432
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,000	2,389
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	6,041
San Diego County Community College Dist., 2012 G.O. Ref. Bonds, 5.00% 2029	3,000	3,628
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,148
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,762
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,247
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2043	1,000	1,153
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,239
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,776
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,841
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,313
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,062
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,169
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,120
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 6.00% 2039	3,000	3,592
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Issue 34-E, AMT, 5.75% 2019	3,500	4,209
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2009-A, 4.90% 2029	7,000	8,010
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2010-F, 5.00% 2040	5,000	5,544
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2011-F, AMT, 5.00% 2028	2,630	2,949
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2012-A, AMT, 5.00% 2028	1,000	1,134
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2012-A, AMT, 5.00% 2030	1,000	1,121
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2011-C, 6.75% 2033	500	611
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2011-C, 6.75% 2041	1,875	2,258
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,066
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2009-D, 6.50% 2030	975	1,094
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2011-D, 7.00% 2033	810	952
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2011-D, 7.00% 2041	2,500	2,900
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2023	2,130	2,449
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2023	3,000	3,621
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	2,000	2,404
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2024	1,510	1,679
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2028	1,400	1,530
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,627
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	2,195	2,412
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	3,887
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	4,787
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,178
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,522
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 4.00% 2016	1,250	1,304
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, National insured, 4.54% 2018	3,000	3,051
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,583
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,083
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,440	1,443
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,934
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, National insured, 5.125% 2018	2,700	3,029
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	4,277
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,302
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,527
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	4,310	2,336
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	4,000	1,987
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	5,331
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,455
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC-National insured, 0% 2016	1,500	1,438
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,205
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2022	1,335	1,384
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2023	1,805	1,870
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2024	1,960	2,029
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2025	1,000	1,035
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.125% 2028	1,500	1,552
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.25% 2029	1,000	1,035
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2032	2,000	2,299
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2042	1,000	1,123
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2036	1,250	1,516
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	2,500	3,007
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,664
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2028	825	882
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2029	715	766
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	1,131
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	842
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	1,414
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC-National insured, 5.25% 2021	2,000	2,489
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	4,197
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,053
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023	2,000	2,444
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,108
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,197
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,469
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	4,855	4,972
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	1,257
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,554
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,749
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,115
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	585
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	947
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,000	1,017
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	3,265	3,325
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	1,500	1,505
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	5,274
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	6,000	5,133
City of Torrance, Hospital Rev. Ref. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,003
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,732
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,628
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	4,735
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,206
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,000	3,405
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,561
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	353
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	3,000	3,337
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,191
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	4,000	4,351
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	1,135	1,178
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,660
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	2,000	2,207
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.00% 2013	1,100	1,104
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.125% 2023	1,000	1,002
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,710
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,862
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	2,032
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,635
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,463
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,959
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,250	1,456
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	790	806
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	1,126
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	1,010
		894,277

GUAM — 0.83%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,378
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	1,500	1,670
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,711
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,350	2,661
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	2,000	2,225
		13,645

PUERTO RICO — 1.64%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,000	3,081
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	4,500	4,435
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	8,002
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	244
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,624
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	3,710	3,955
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	1,000	1,042
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	3,250	3,496
		26,879

VIRGIN ISLANDS — 0.97%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,750	2,061
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,176
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,198
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,271
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,482
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,874
Public Fin. Auth., Rev. Ref. Bonds (Virgin Island Matching Fund Loan Notes), 5.00% 2032	1,750	1,918
		15,980

Total bonds & notes (cost: $1,445,799,000)		1,566,688

Short-term securities — 3.62%

Econ. Recovery Bonds, Series 2004-C-4, JPMorgan Chase LOC, 0.08% 2023[2]	3,900	3,900
Statewide Communities Dev. Auth., Rev. Ref. Bonds (John Muir Health), Series 2008-C, 0.08% 2027[2]	1,500	1,500
City of Irvine, Reassessment Dist. No. 05-21, Limited Obligation Improvement Bonds,
Series A, U.S. Bank LOC, 0.08% 2050[2]	1,760	1,760
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds,
Series B, U.S. Bank LOC, 0.08% 2029[2]	1,409	1,409
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds,
Series 2002-A, Subseries A-1, 0.10% 2035[2]	1,050	1,050
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds,
Series 2001-B, Subseries B-3, 0.08% 2034[2]	2,700	2,700
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.10% 2037[2]	1,095	1,095
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 0.07% 2025[2]	1,500	1,500
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.07% 2035[2]	2,900	2,900
Statewide Communities Dev. Auth., Multi-family Housing Rev. Bonds (IAC Project),
Series 2001-W-1, AMT, Wells Fargo Bank LOC, 0.14% 2034[2]	4,600	4,600
Sacramento County, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds
(Sacramento Regional County Sanitation Dist.), Series 2008-A, 0.08% 2036[2]	850	850
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, JPMorgan Chase LOC, 0.07% 2026[2]	4,800	4,800
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-E, JPMorgan Chase LOC, 0.08% 2026[2]	1,300	1,300
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-F, JPMorgan Chase LOC, 0.08% 2026[2]	8,900	8,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.12% 2026[2]	18,900	18,900
Pollution Control Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001, AMT, 0.09% 2029[2]	2,200	2,200

Total short-term securities (cost: $59,364,000)		59,364

Total investment securities (cost: $1,505,163,000)		1,626,052
Other assets less liabilities		15,415

Net assets		$1,641,467

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,541,000, which represented 1.43% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-020-0413O-S32812

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: April 30, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2013